                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [ ]; Amendment Number: __________
     This Amendment (Check only one.): [ ] is a restatement
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name of Institutional Investment Manager: Salzman & Co., Inc.
Business Address:                         411 West Putnam Avenue
                                          Greenwich, CT 06830

Form 13F File Number: 28-12184

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Stephen B. Salzman
Title: CEO/President
Phone: 203-302-2701

Signature, Place, and Date of Signing:


/s/ Stephen B. Salzman               Greenwich, CT              November 6, 2009

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

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                                13F Summary Page

Salzman & Co., Inc.
28-12184

Report for Period Ended 09/30/2009

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         20

Form 13F Information Table Value Total:   $360,683
                                        (thousands)

List of Other Included Managers:

NONE

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                           FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2     COLUMN 3 COLUMN 4      COLUMN 5        COLUMN 6 COLUMN 7      COLUMN 8
------------------------------- ------------- --------- -------- ------------------- --------- -------- -----------------
                                                                                                         VOTING AUTHORITY
                                  TITLE OF                VALUE  SHARES / SH / PUT / INVESTMNT  OTHER   -----------------
        NAME OF ISSUER              CLASS       CUSIP   (x$1000) PRN AMT  PRN  CALL   DISCRETN   MGRS     SOLE  SHRD NONE
------------------------------- ------------- --------- -------- -------- ---- ----- --------- -------- ------- ---- ----
  RENAISSANCERE HOLDINGS LTD         COM      G7496G103    11235   205169 SH            SOLE             205169
 AUTOMATIC DATA PROCESSING INC       COM      053015103    30382   773079 SH            SOLE             773079
  BANK OF AMERICA CORPORATION        COM      060505104    60024  3547500 SH            SOLE            3547500
BURLINGTON NORTHN SANTA FE CORP      COM      12189T104      375     4700 SH            SOLE               4700
     COSTCO WHSL CORP NEW            COM      22160K105    21600   383117 SH            SOLE             383117
       DIRECTV GROUP INC             COM      25459L106     5988   217100 SH            SOLE             217100
        DISNEY WALT CO           COM DISNEY   254687106    19815   721600 SH            SOLE             721600
          HASBRO INC                 COM      418056107    18562   668900 SH            SOLE             668900
   HERTZ GLOBAL HOLDINGS INC         COM      42805T105    11533  1064886 SH            SOLE            1064886
   MARTIN MARIETTA MATLS INC         COM      573284106    18883   205099 SH            SOLE             205099

        MCDONALDS CORP               COM      580135101     4029    70600 SH            SOLE              70600
          ORACLE CORP                COM      68389X105    35668  1711500 SH            SOLE            1711500
          PACCAR INC                 COM      693718108    18658   494765 SH            SOLE             494765
          PAYCHEX INC                COM      704326107    10812   372200 SH            SOLE             372200
   PRECISION CASTPARTS CORP          COM      740189105    30062   295100 SH            SOLE             295100
     PROGRESSIVE CORP OHIO           COM      743315103    16555   998500 SH            SOLE             998500
       RYANAIR HLDGS PLC        SPONSORED ADR 783513104     3624   124800 SH            SOLE             124800
          SYSCO CORP                 COM      871829107    18426   741500 SH            SOLE             741500
        UNION PAC CORP               COM      907818108     2719    46600 SH            SOLE              46600
          WALGREEN CO                COM      931422109    21733   580000 SH            SOLE             580000